Not FDIC Insured May Lose Value No Bank Guarantee
38967-Q3PH

Schedule of Investments
(unaudited)
Putnam International Value Fund 2
Notes to Schedule of Investments 7

Putnam Funds Trust
Schedule of Investments (unaudited), March 31, 2025
Putnam International Value Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.5%
Aerospace & Defense 2.9%
Airbus SE ......................................... France 39,745 $ 6,998,526
Thales SA ......................................... France 38,939 10,350,823
17,349,349
Air Freight & Logistics 1.0%
Deutsche Post AG ................................... Germany 134,262 5,764,310
Automobiles 1.4%
Stellantis NV ....................................... United States 326,802 3,665,438
Yamaha Motor Co. Ltd. ............................... Japan 608,900 4,875,050
8,540,488
Banks 23.7%
AIB Group plc ...................................... Ireland 2,572,850 16,618,585
ANZ Group Holdings Ltd. ............................. Australia 584,739 10,706,030
Barclays plc ....................................... United Kingdom 2,536,070 9,535,710
BNP Paribas SA .................................... France 142,122 11,878,466
CaixaBank SA ...................................... Spain 1,725,442 13,440,737
DNB Bank ASA ..................................... Norway 225,301 5,928,274
HSBC Holdings plc .................................. United Kingdom 1,707,798 19,360,426
ING Groep NV ..................................... Netherlands 951,801 18,647,024
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 1,295,900 17,668,065
Resona Holdings, Inc. ................................ Japan 645,400 5,635,510
Sumitomo Mitsui Financial Group, Inc. .................... Japan 454,200 11,679,576
141,098,403
Beverages 2.8%
Asahi Group Holdings Ltd. ............................. Japan 517,500 6,611,875
Coca-Cola Europacific Partners plc ...................... United Kingdom 115,043 10,012,192
16,624,067
Biotechnology 1.0%
a
Argenx SE ........................................ Netherlands 9,908 5,846,673
Broadline Retail 0.4%
Pan Pacific International Holdings Corp. .................. Japan 95,500 2,623,228
Building Products 1.5%
Cie de Saint-Gobain SA .............................. France 89,625 8,928,160
Capital Markets 2.2%
UBS Group AG ..................................... Switzerland 435,666 13,381,306
Chemicals 0.5%
LANXESS AG ...................................... Germany 110,353 3,356,825
Construction Materials 2.0%
CRH plc .......................................... United States 135,031 11,834,477
Consumer Staples Distribution & Retail 3.0%
MatsukiyoCocokara & Co. ............................. Japan 359,900 5,630,274
Seven & i Holdings Co. Ltd. ............................ Japan 412,300 5,970,478
Tesco plc ......................................... United Kingdom 1,504,996 6,474,923
18,075,675
Diversified REITs 0.7%
Mirvac Group ...................................... Australia 3,193,687 4,205,778
Diversified Telecommunication Services 3.7%
Deutsche Telekom AG ................................ Germany 318,986 11,776,959
Nippon Telegraph & Telephone Corp. .................... Japan 8,716,800 8,424,541

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam International Value Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified Telecommunication Services (continued)
Telstra Group Ltd. ................................... Australia 669,803 $ 1,769,476
21,970,976
Financial Services 1.0%
ORIX Corp. ........................................ Japan 292,000 6,096,640
Food Products 1.0%
Yamazaki Baking Co. Ltd. ............................. Japan 299,900 5,751,565
Health Care Equipment & Supplies 1.0%
Hoya Corp. ........................................ Japan 52,600 5,936,357
Hotels, Restaurants & Leisure 0.8%
Compass Group plc ................................. United Kingdom 140,846 4,658,665
Household Durables 2.2%
Cairn Homes plc .................................... Ireland 2,489,735 5,142,008
Sony Group Corp. ................................... Japan 300,800 7,611,144
12,753,152
Industrial Conglomerates 3.4%
Siemens AG ....................................... Germany 87,732 20,261,382
Insurance 9.2%
ASR Nederland NV .................................. Netherlands 178,823 10,280,112
AXA SA ........................................... France 345,988 14,782,604
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 15,903 10,046,259
Prudential plc ...................................... Hong Kong 620,789 6,698,950
QBE Insurance Group Ltd. ............................ Australia 948,219 13,101,695
54,909,620
Machinery 1.4%
a
Alstom SA ......................................... France 193,702 4,290,633
Minebea Mitsumi, Inc. ................................ Japan 303,400 4,434,648
8,725,281
Metals & Mining 1.7%
Anglo American plc .................................. South Africa 100,708 2,822,681
a
Glencore plc ....................................... Australia 1,907,146 6,980,407
9,803,088
Multi-Utilities 3.3%
E.ON SE .......................................... Germany 584,191 8,818,216
Veolia Environnement SA ............................. France 304,480 10,471,622
19,289,838
Oil, Gas & Consumable Fuels 6.9%
Cenovus Energy, Inc. ................................ Canada 685,158 9,522,365
Shell plc .......................................... United States 865,736 31,513,075
41,035,440
Passenger Airlines 1.4%
Qantas Airways Ltd. ................................. Australia 1,465,457 8,354,777
Personal Care Products 1.4%
Unilever plc ........................................ United Kingdom 142,768 8,506,393
Pharmaceuticals 4.6%
AstraZeneca plc .................................... United Kingdom 59,973 8,806,726
Sanofi SA ......................................... United States 166,477 18,432,649
27,239,375

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam International Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment 0.5%
STMicroelectronics NV ............................... Singapore 128,641 $ 2,820,781
Specialty Retail 0.4%
JD Sports Fashion plc ................................ United Kingdom 2,838,624 2,510,012
Technology Hardware, Storage & Peripherals 0.3%
Samsung Electronics Co. Ltd. .......................... South Korea 45,325 1,796,931
Textiles, Apparel & Luxury Goods 1.0%
Asics Corp. ........................................ Japan 282,800 5,997,502
Tobacco 1.2%
Imperial Brands plc .................................. United Kingdom 190,617 7,053,187
Trading Companies & Distributors 4.7%
Ashtead Group plc .................................. United Kingdom 60,685 3,281,042
Ferguson Enterprises, Inc. ............................ United States 30,784 4,885,443
ITOCHU Corp. ..................................... Japan 164,600 7,641,218
Mitsubishi Corp. .................................... Japan 690,000 12,181,785
27,989,488
Wireless Telecommunication Services 1.3%
KDDI Corp. ........................................ Japan 172,800 2,729,490
Vodafone Group plc ................................. United Kingdom 4,805,862 4,515,689
7,245,179
Total Common Stocks (Cost $462,706,139) ...................................
568,334,368
Short Term Investments 3.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.4%
b
U.S. Treasury Bills ,
c
4.06%, 4/22/25 ................................... United States 1,300,000 1,296,781
4.16%, 5/15/25 ................................... United States 1,600,000 1,591,729
2,888,510
Total U.S. Government and Agency Securities (Cost $2,888,612) ................
2,888,510
Shares
Money Market Funds 3.0%
d,e
Putnam Short Term Investment Fund, Class P, 4.526% ....... United States 17,574,652 17,574,652
Total Money Market Funds (Cost $17,574,652) ................................
17,574,652
Total Short Term Investments (Cost $20,463,264 ) ..............................
20,463,162
a
Total Investments (Cost $483,169,403) 98.9% .................................
$588,797,530
Other Assets, less Liabilities 1.1% ...........................................
6,116,066
Net Assets 100.0% .........................................................
$594,913,596
a a a

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam International Value Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At March 31, 2025, the Fund had the following forward exchange contracts outstanding.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
The rate shown represents the yield at period end.
c
A portion or all of the security has been segregated as collateral for open forward exchange contracts. At March 31, 2025, the value of this security pledged amounted to
$60,849, representing less than 0.1% of net assets.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BOFA Buy 529,500 326,114 4/16/25 $ 4,782 $ —
Australian Dollar .... BZWS Buy 525,600 323,653 4/16/25 4,805 —
Australian Dollar .... GSCO Buy 802,900 494,508 4/16/25 7,241 —
Australian Dollar .... MSCO Sell 7,144,900 4,551,734 4/16/25 86,739 —
Australian Dollar .... SSBT Buy 6,897,800 4,380,081 4/16/25 — (69,504)
Australian Dollar .... TDOM Buy 51,800 31,900 4/16/25 470 —
Australian Dollar .... WPAC Buy 1,143,100 703,795 4/16/25 10,551 —
Australian Dollar .... WPAC Sell 4,737,200 2,962,917 4/16/25 2,615 (72)
Canadian Dollar .... BOFA Sell 2,503,900 1,742,995 4/16/25 1,841 —
Canadian Dollar .... GSCO Sell 485,500 338,863 4/16/25 1,258 —
Canadian Dollar .... JPHQ Sell 3,185,500 2,216,848 4/16/25 1,725 —
Canadian Dollar .... MSCO Sell 2,272,000 1,588,926 4/16/25 9,029 —
Canadian Dollar .... SSBT Sell 2,161,100 1,504,630 4/16/25 1,851 —
Canadian Dollar .... TDOM Sell 1,478,500 1,029,385 4/16/25 1,271 —
Canadian Dollar .... UBSW Sell 2,070,500 1,440,869 4/16/25 1,091 —
Canadian Dollar .... WPAC Buy 2,402,500 1,660,505 4/16/25 10,138 —
Canadian Dollar .... WPAC Sell 962,300 669,918 4/16/25 757 —
Israeli New Shekel .. GSCO Buy 3,763,700 1,027,150 4/16/25 — (14,596)
Israeli New Shekel .. HSBC Buy 1,644,100 448,594 4/16/25 — (6,279)
Israeli New Shekel .. HSBC Sell 1,644,100 455,498 4/16/25 13,183 —
Israeli New Shekel .. HSBK Buy 1,644,100 455,497 4/16/25 — (13,183)
Israeli New Shekel .. SSBT Buy 4,251,300 1,159,909 4/16/25 — (16,176)
Israeli New Shekel .. UBSW Buy 7,813,800 2,157,788 4/16/25 — (55,629)
New Zealand Dollar . JPHQ Buy 485,900 270,439 4/16/25 5,523 —
New Zealand Dollar . WPAC Buy 1,251,800 697,239 4/16/25 13,708 —
Chinese Yuan ...... HSBK Buy 10,387,400 1,433,419 5/21/25 1,261 —
Hong Kong Dollar ... BOFA Buy 5,074,500 652,960 5/21/25 23 —
Hong Kong Dollar ... CITI Buy 5,113,200 657,980 5/21/25 — (17)
Hong Kong Dollar ... GSCO Buy 3,407,000 438,346 5/21/25 65 —
Hong Kong Dollar ... SSBT Buy 46,458,300 5,979,444 5/21/25 — (1,221)
Hong Kong Dollar ... TDOM Buy 25,912,600 3,334,663 5/21/25 — (247)
Japanese Yen ...... GSCO Buy 707,839,900 4,774,050 5/21/25 16,521 (44,988)
Japanese Yen ...... HSBK Sell 2,250,027,000 15,136,847 5/21/25 51,955 —
Japanese Yen ...... MSCO Buy 2,596,042,100 17,403,779 5/21/25 46,609 (45,702)
Japanese Yen ...... MSCO Sell 455,123,500 3,002,793 5/21/25 — (48,501)
Japanese Yen ...... SSBT Buy 206,755,900 1,367,153 5/21/25 19,004 —
Japanese Yen ...... WPAC Buy 293,911,300 1,932,283 5/21/25 38,192 —
Japanese Yen ...... WPAC Sell 421,850,600 2,820,659 5/21/25 152 (7,713)
Singapore Dollar .... BOFA Buy 1,203,600 895,442 5/21/25 2,762 —
Singapore Dollar .... CITI Buy 553,500 411,776 5/21/25 1,281 —
Singapore Dollar .... GSCO Buy 7,528,800 5,601,219 5/21/25 17,258 —
Singapore Dollar .... JPHQ Buy 389,900 290,060 5/21/25 909 —
Singapore Dollar .... MSCO Buy 2,385,500 1,785,753 5/21/25 — (5,539)
Singapore Dollar .... SSBT Buy 368,700 274,287 5/21/25 860 —
Singapore Dollar .... TDOM Buy 589,200 438,295 5/21/25 1,404 —

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam International Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 10 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
South Korean Won .. JPHQ Sell 2,113,870,600 1,465,279 5/21/25 $ 27,479 $ —
British Pound ...... BOFA Sell 2,389,000 3,063,224 6/18/25 — (22,543)
British Pound ...... BZWS Sell 2,199,300 2,819,527 6/18/25 — (21,212)
British Pound ...... GSCO Sell 2,442,300 3,133,261 6/18/25 — (21,351)
British Pound ...... HSBK Sell 735,300 942,658 6/18/25 — (7,096)
British Pound ...... JPHQ Sell 2,223,800 2,851,018 6/18/25 — (21,367)
British Pound ...... MSCO Buy 650,200 839,132 6/18/25 703 —
British Pound ...... MSCO Sell 1,449,700 1,861,715 6/18/25 — (10,799)
British Pound ...... SSBT Sell 15,884,400 20,568,977 6/18/25 86,752 (34,956)
British Pound ...... TDOM Sell 1,754,600 2,249,488 6/18/25 — (16,851)
British Pound ...... WPAC Buy 9,408,300 12,196,563 6/18/25 — (44,275)
Czech Koruna ...... MSCO Buy 26,622,600 1,155,970 6/18/25 — (634)
Danish Krone ...... CITI Buy 20,283,800 2,944,649 6/18/25 10,163 —
Danish Krone ...... JPHQ Buy 2,899,200 419,593 6/18/25 2,744 —
Euro ............. BOFA Sell 1,817,500 1,956,848 6/18/25 — (17,023)
Euro ............. CITI Sell 2,887,600 3,109,008 6/18/25 — (27,030)
Euro ............. HSBK Sell 481,400 518,432 6/18/25 — (4,386)
Euro ............. JPHQ Sell 1,511,100 1,626,692 6/18/25 — (14,417)
Euro ............. MSCO Buy 2,273,600 2,473,035 6/18/25 — (3,823)
Euro ............. MSCO Sell 100,100 107,964 6/18/25 — (749)
Euro ............. SSBT Buy 100 109 6/18/25 — (1)
Euro ............. SSBT Sell 29,071,300 31,849,530 6/18/25 300,710 (23,669)
Euro ............. TDOM Sell 2,674,000 2,879,403 6/18/25 — (24,658)
Euro ............. UBSW Sell 3,769,000 4,057,178 6/18/25 — (36,093)
Euro ............. WPAC Buy 25,647,100 28,087,788 6/18/25 — (234,106)
Euro ............. WPAC Sell 3,882,000 4,242,444 6/18/25 26,450 —
Norwegian Krone ... BZWS Sell 8,083,100 764,932 6/18/25 — (3,355)
Norwegian Krone ... CITI Sell 848,400 78,189 6/18/25 — (2,450)
Norwegian Krone ... MSCO Sell 5,107,600 470,937 6/18/25 — (14,533)
Swedish Krona ..... BOFA Buy 23,567,800 2,346,582 6/18/25 8,893 —
Swedish Krona ..... CITI Buy 14,580,500 1,454,747 6/18/25 2,562 (65)
Swedish Krona ..... HSBK Buy 25,298,900 2,518,236 6/18/25 10,254 —
Swedish Krona ..... MSCO Buy 13,968,600 1,390,637 6/18/25 5,449 —
Swedish Krona ..... SSBT Buy 18,513,500 1,842,793 6/18/25 7,532 —
Swedish Krona ..... TDOM Buy 37,762,900 3,759,261 6/18/25 14,939 —
Swedish Krona ..... UBSW Buy 9,559,100 951,694 6/18/25 3,687 —
Swedish Krona ..... WPAC Buy 7,265,200 723,127 6/18/25 2,991 —
Swiss Franc ....... BOFA Buy 870,000 990,911 6/18/25 1,585 —
Swiss Franc ....... BZWS Buy 136,200 155,089 6/18/25 288 —
Swiss Franc ....... CITI Buy 2,356,400 2,685,356 6/18/25 2,826 —
Swiss Franc ....... GSCO Buy 2,083,900 2,373,165 6/18/25 4,148 —
Swiss Franc ....... HSBK Buy 6,955,100 7,986,335 6/18/25 2,046 (54,002)
Swiss Franc ....... JPHQ Buy 2,446,200 2,785,482 6/18/25 5,144 —
Swiss Franc ....... MSCO Buy 5,450,500 6,221,265 6/18/25 — (3,333)
Swiss Franc ....... SSBT Buy 10,824,800 12,327,610 6/18/25 21,325 —
Swiss Franc ....... TDOM Buy 556,800 634,089 6/18/25 1,108 —
Swiss Franc ....... UBSW Buy 3,419,900 3,894,659 6/18/25 6,764 —
Swiss Franc ....... WPAC Buy 5,791,500 6,595,603 6/18/25 11,342 —
Swiss Franc ....... WPAC Sell 1,526,700 1,752,895 6/18/25 11,236 —
Total Forward Exchange Contracts ................................................... $955,954 $(994,144)
Net unrealized appreciation (depreciation) ............................................ $(38,190)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Funds Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Putnam Funds Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of sixteen separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended March 31,
2025, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam International Value Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.526% ...... $10,263,793 $151,598,988 $(144,288,129) $— $— $17,574,652 17,574,652 $515,090
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.559% ............. $240,810 $3,450 $(244,260) $— $— $— — $4,998
Total Affiliated Securities ... $10,504,603 $151,602,438 $(144,532,389) $— $— $17,574,652 $520,088
2. Financial Instrument Valuation
(continued)

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam International Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 17,349,349 $ — $ 17,349,349
Air Freight & Logistics ................... — 5,764,310 — 5,764,310
Automobiles .......................... — 8,540,488 — 8,540,488
Banks ............................... — 141,098,403 — 141,098,403
Beverages ........................... 10,012,192 6,611,875 — 16,624,067
Biotechnology ......................... — 5,846,673 — 5,846,673
Broadline Retail ....................... — 2,623,228 — 2,623,228
Building Products ...................... — 8,928,160 — 8,928,160
Capital Markets ........................ — 13,381,306 — 13,381,306
Chemicals ........................... — 3,356,825 — 3,356,825
Construction Materials .................. — 11,834,477 — 11,834,477
Consumer Staples Distribution & Retail ...... — 18,075,675 — 18,075,675
Diversified REITs ...................... — 4,205,778 — 4,205,778
Diversified Telecommunication Services ..... — 21,970,976 — 21,970,976
Financial Services ...................... — 6,096,640 — 6,096,640
Food Products ........................ — 5,751,565 — 5,751,565
Health Care Equipment & Supplies ......... — 5,936,357 — 5,936,357
Hotels, Restaurants & Leisure ............. — 4,658,665 — 4,658,665
Household Durables .................... 5,142,008 7,611,144 — 12,753,152
Industrial Conglomerates ................ — 20,261,382 — 20,261,382
Insurance ............................ — 54,909,620 — 54,909,620
Machinery ............................ — 8,725,281 — 8,725,281
Metals & Mining ....................... — 9,803,088 — 9,803,088
Multi-Utilities .......................... — 19,289,838 — 19,289,838
Oil, Gas & Consumable Fuels ............. 9,522,365 31,513,075 — 41,035,440
Passenger Airlines ..................... — 8,354,777 — 8,354,777
Personal Care Products ................. — 8,506,393 — 8,506,393
Pharmaceuticals ....................... — 27,239,375 — 27,239,375
Semiconductors & Semiconductor Equipment . — 2,820,781 — 2,820,781
Specialty Retail ........................ — 2,510,012 — 2,510,012
Technology Hardware, Storage & Peripherals . — 1,796,931 — 1,796,931
Textiles, Apparel & Luxury Goods .......... — 5,997,502 — 5,997,502
Tobacco ............................. — 7,053,187 — 7,053,187
Trading Companies & Distributors .......... — 27,989,488 — 27,989,488
Wireless Telecommunication Services ....... — 7,245,179 — 7,245,179
Short Term Investments ................... 17,574,652 2,888,510 — 20,463,162
Total Investments in Securities ........... $42,251,217 $546,546,313
a
$— $588,797,530
Other Financial Instruments:
Forward Exchange Contracts ............... $— $955,954 $— $955,954
Total Other Financial Instruments ......... $— $955,954 $— $955,954
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $994,144 $— $994,144
Total Other Financial Instruments ......... $— $994,144 $— $994,144
4. Fair Value Measurements
(continued)

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
a
Includes foreign securities valued at $543,657,803, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBC
HSBC Bank USA, NA
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
REIT
Real Estate Investment Trust
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.